Expenses by nature	12 Months Ended
Jun. 30, 2024
Expenses by nature
Expenses by nature

24. Expenses by nature

The Group disclosed expenses in the Consolidated Statement of Income and Other Comprehensive Income by function as part of the line items “Costs”, “General and administrative expenses” and “Selling expenses”. The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2023, 2022 and 2022:

	Costs	General and administrative expenses	Selling expenses	06.30.2024
Cost of sale of goods and services	8,144	-	-	8,144
Salaries, social security costs and other personnel expenses	39,469	20,553	2,659	62,681
Depreciation and amortization	4,811	1,388	349	6,548
Fees and payments for services	2,800	6,732	1,861	11,393
Maintenance, security, cleaning, repairs and others	31,972	4,073	55	36,100
Advertising and other selling expenses	12,228	70	2,193	14,491
Taxes, rates and contributions	6,185	2,352	9,470	18,007
Director´s fees (Note 30)	-	13,397	-	13,397
Leases and service charges	1,177	420	29	1,626
Allowance for doubtful accounts, net	-	-	629	629
Other expenses	2,455	2,047	113	4,615
Total as of June 30, 2024	109,241	51,032	17,358	177,631
	Costs	General and administrative expenses	Selling expenses	06.30.2023
Cost of sale of goods and services	7,481	-	-	7,481
Salaries, social security costs and other personnel expenses	40,080	20,865	2,538	63,483
Depreciation and amortization	4,985	2,016	55	7,056
Fees and payments for services	1,977	6,756	3,484	12,217
Maintenance, security, cleaning, repairs and others	30,839	3,685	41	34,565
Advertising and other selling expenses	17,461	28	1,204	18,693
Taxes, rates and contributions	7,452	2,162	8,950	18,564
Director´s fees (Note 30)	-	33,695	-	33,695
Leases and service charges	2,080	668	47	2,795
Allowance for doubtful accounts, net	-	-	331	331
Other expenses	2,090	1,897	109	4,096
Total as of June 30, 2023	114,445	71,772	16,759	202,976

	Costs	General and administrative expenses	Selling expenses	06.30.2022
Cost of sale of goods and services	4,880	-	-	4,880
Salaries, social security costs and other personnel expenses	34,527	16,114	1,207	51,848
Depreciation and amortization	4,966	2,458	29	7,453
Fees and payments for services	2,018	5,403	4,046	11,467
Maintenance, security, cleaning, repairs and others	28,009	3,568	26	31,603
Advertising and other selling expenses	10,627	-	2,498	13,125
Taxes, rates and contributions	8,747	1,709	10,232	20,688
Director´s fees (Note 30)	-	10,538	-	10,538
Leases and service charges	2,060	674	58	2,792
Allowance for doubtful accounts, net	-	-	(254)	(254)
Other expenses	1,206	1,804	73	3,083
Total as of June 30, 2022	97,040	42,268	17,915	157,223